1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
DAVID E. SCHULMAN david.schulman@dechert.com +1 202 261 3440 Direct +1 202 261 3015 Fax

October 23, 2009

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey Riedler, Daniel Greenspan and Nandini Acharya

Re:	MediciNova, Inc.
Amendment No. 1 to the Registration Statement on Form S-4
File No. 333-161969

Ladies and Gentlemen:

MediciNova, Inc. (the “MediciNova”) has today filed with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form S-4 (Registration No. 333-161969) (the “Registration Statement”) related to the proposed merger (the “Merger”) of Avigen, Inc. (“Avigen”) with Absolute Merger, Inc., MediciNova’s wholly owned subsidiary. On behalf of MediciNova, we hereby respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated October 14, 2009 from Mr. Jeffrey Riedler, Assistant Director, to Mr. Shintaro Asako, Chief Financial Officer of MediciNova, and Mr. Andrew Sauter, Chief Executive Officer of Avigen. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. We will also provide courtesy copies of Amendment No. 1, as filed and marked with the changes from the initial filing of the Registration Statement.

Certain information referred to in this letter (the “Supplemental Information”) has been enclosed for the Staff’s reference, or will be provided under separate cover by Cooley Godward Kronish LLP, counsel to Avigen, on a supplemental basis. Pursuant to Rule 418(b) under the Securities Act of 1933, as amended (the “Securities Act”) the Supplemental Information is being furnished to the Staff on a confidential and supplemental basis only. Pursuant to Rule 418(b), and on behalf of MediciNova and Avigen, we request that the Supplemental Information be returned to MediciNova following closing of the Merger. Upon completion of the Staff’s review thereof, we also request confidential treatment of the Supplemental Information pursuant to the provisions of 17 C.F.R. § 200.83.

US    Austin    Boston    Charlotte    Hartford    New York    Newport Beach    Philadelphia    Princeton    San Francisco    Silicon Valley    Washington DC    EUROPE    Brussels    London    Luxembourg    Moscow    Munich    Paris     ASIA    Beijing    Hong Kong

United States Securities and Exchange Commission October 23, 2009 Page 2

General

1.	Please note that before we will declare the registration statement effective, you must revise your filing throughout to include any omitted information that is currently denoted by blanks.

Response:

MediciNova acknowledges the Staff’s comment and has included all omitted information in Amendment No. 1 other than (1) the date of the final joint proxy statement/prospectus, (2) the number of record holders of MediciNova and Avigen on the record date, which has yet to occur, and (3) the number of shares of common stock of MediciNova and Avigen outstanding on the record date.

2.	Please note that you are required to file with the Commission any written instructions, scripts, and outlines that will be used by any person that solicits proxies on behalf of the company through personal interview, telephone, or telegram, and all other soliciting material that will be furnished to the security holders of either company.

Response:

MediciNova and Avigen acknowledge the Staff’s comment and intend to file with the Commission the foregoing soliciting material in accordance with the rules and regulations of the Commission.

3.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filings that we have not cited as examples, please make the appropriate changes in accordance with our comments.

Response:

MediciNova and Avigen have endeavored to make appropriate changes throughout Amendment No. 1 in accordance with the comments of the Staff.

4.	We note that the tax opinion and consent have not been filed and no reference is made to these items in your current exhibit list. Item 601(b)(8) of Regulation S-K requires opinions of counsel as to tax matters for registered offerings where the tax consequences are material to an investor and a representation as to tax consequences is set forth in the filing. Accordingly, you will need to include a tax opinion in connection with this filing. Please file them as soon as practicable, as we will need time to review this exhibits once they have been filed.

Response:

The forms of tax opinions to be filed by Dechert LLP and Cooley Godward Kronish LLP are filed as Exhibits 8.1 and 8.2, respectively, to Amendment No. 1.

United States Securities and Exchange Commission October 23, 2009 Page 3

Questions and Answers About the Merger, page 1

5.	Please add a question and answer setting forth which individuals you expect will comprise the management and board of the combined company.

Response:

MediciNova has amended its disclosure on page 3 of Amendment No. 1 to include a question and answer setting forth which individuals it expects will comprise the management and board of directors of MediciNova following consummation of the Merger.

6.	On page 3, in the question styled “Who is entitled to vote at the special meetings,” please specify the record dates for the MediciNova and Avigen special meetings in your answer.

Response:

MediciNova has included the record date for the special meetings in the answer to the above-captioned question on page 3 of Amendment No. 1.

Summary, page 6

General

7.	Please revise your introductory language to confirm that you have summarized the most material terms of the proposed transaction. See Item 1001 of Regulation M-A.

Response:

MediciNova has revised the introductory language on page 6 of Amendment No. 1 to confirm that the summary highlights the most material terms of the proposed transaction.

United States Securities and Exchange Commission October 23, 2009 Page 4

8.	Please revise the structure of this proxy statement/prospectus so that the information included in the summary begins on the first or second page of the disclosure document pursuant to Instruction 2 to Item 1001 of Regulation M-A.

Response:

MediciNova respectfully submits that the adopting release for Regulation M-A states, with respect to the summary term sheet required by Item 1001 of Regulation M-A, that “[w]e are not adopting a plain English summary term sheet for transactions involving the registration of securities because transactions already are required to have a plain English summary, although the format may be somewhat different than the summary term sheet approach.” 64 Fed. Reg. 61408, 61423 (Nov. 10, 1999). As the proposed transaction involves the registration of securities, MediciNova believes that Instruction 2 to Item 1001 of Regulation M-A is inapplicable to the transaction. Rather, MediciNova respectfully submits that Item 3 of Form S-4 requires only that the summary be prepared in accordance with Item 503 of Regulation S-K and appear in the forepart of the prospectus. Further, MediciNova believes that it is customary for joint proxy statements/prospectuses to include a brief question and answer section prior to the summary in merger transactions providing holders of the target company’s securities the ability to elect to receive all or a portion of the merger consideration in securities of the acquiring company.

9.	Please revise your summary to include a statement as to whether any federal or state regulatory requirements must be complied with or approval obtained in connection with the transaction and, if so, the status of such compliance or approval. Similarly revise the disclosure in “The Merger” section that begins on page 67.

Response:

MediciNova has revised the disclosure on pages 14 and 112 of Amendment No. 1 to include a statement that no federal or state regulatory requirements must be complied with or approval obtained in connection with the Merger.

The Merger, page 8

10.	Please also address in this summary the treatment of outstanding Avigen stock options and warrants.

Response:

MediciNova has included a summary of the treatment of Avigen’s outstanding stock options and warrants on page 9 of Amendment No. 1.

MediciNova’s Reasons for the Merger, page 11

Avigen’s Reasons for the Merger, page 11

11.	In addition to the cross references you have provided, please summarize each company’s key reasons for the merger.

Response:

MediciNova has included on pages 11 and 12 of Amendment No. 1 a summary of each company’s key reasons for the merger.

United States Securities and Exchange Commission October 23, 2009 Page 5

Interests of Avigen’s Directors and Executive Officers in the Merger, page 12

12.	Please disclose here and on page 78 the amount of severance pay and benefits under the terms of the Avigen, Inc. Management Transition Plan to be received by the former Avigen executive officers, specifically identifying each such officer. Please also clarify whether these amounts will be paid if the merger is not consummated.

Response:

Pages 13 and 83-84 of Amendment No. 1 have been revised to reflect the severance pay and benefits to be received by the former Avigen executive officers and to clarify that all such amounts are payable regardless of whether the transaction is consummated.

13.	Please disclose here and on page 78 whether the cash bonuses to be received by Messrs. Sauter and Johnson are conditioned on closing of the merger and, when the information becomes available, please specify the individual amount of their bonuses.

Response:

Pages 13 and 84 of Amendment No. 1 have been revised to reflect that the cash bonuses to be received by Messrs. Sauter and Johnson are not conditioned on the consummation of the Merger but rather are based on the estimated amounts to be received by Avigen’s stockholders upon the earlier of consummation of the Merger and Avigen’s dissolution.

Material Differences in the Rights of MediciNova Stockholders and Avigen Stockholders, page 14

14.	In addition to the cross reference provided, please summarize the key material differences in the rights of each company’s stockholders.

Response:

MediciNova has included a summary of the key material differences in the rights of each company’s stockholders on page 15 of Amendment No. 1.

United States Securities and Exchange Commission October 23, 2009 Page 6

Termination of the Merger Agreement, page 13

15.	Please summarize here the circumstances under which the termination fees and expenses are triggered, and describe the amounts which would be owed.

Response:

MediciNova has revised page 14 of Amendment No. 1 to reflect the circumstances under which expense reimbursement may be triggered. There are no termination fees associated with termination of the merger agreement by and among MediciNova, Avigen and Absolute Merger, Inc.

Comparative Closing Market Prices of MediciNova and Avigen Common Stock, page 14

16.	In a footnote to the table on page 14, please include an explanation for the term “equivalent price.”

Response:

MediciNova has included an explanation for the term “equivalent price” in footnote 1 to the table on page 16 of Amendment No. 1.

Risk Factors, page 20

Risks Related to the Merger, page 20

“The Merger is subject to approval by MediciNova and Avigen stockholders....” page 20

17.	Revise this risk factor to state, for each company, what percentage of the outstanding common stock must be voted in favor of the merger in order for it to be approved.

Response:

MediciNova has revised the above-captioned risk factor on page 22 of Amendment No. 1 to reflect that a majority of the outstanding shares of each company must be voted in favor of the merger in order for it to be approved.

United States Securities and Exchange Commission October 23, 2009 Page 7

18.	As this risk factor contains your first reference to ibudilast, please expand your disclosure to explain what ibudilast is and its significance to the two companies.

Response:

MediciNova has included disclosure on page 6 of Amendment No. 1 to explain the ibudilast compound and its significance to MediciNova and Avigen such that the initial reference to ibudilast no longer appears in the above-captioned risk factor.

“Regardless of whether the Merger is consummated, the announcement and pendency of the Merger could cause disruptions in the business of MediciNova, which could have an adverse effect....” page 25

19.	Please advise us as to whether you are aware of any existing or potential challenges with third parties regarding the continuation of business and contractual relationships as a result of the merger or having MediciNova become a successor in interest to any of the material Avigen agreements. If so, please provide a separate and appropriately-titled risk factor discussing such specific circumstances.

Response:

MediciNova and Avigen are not aware of any existing or potential challenges with third parties regarding the continuation of business and contractual relationships as a result of the Merger. In addition, MediciNova respectfully submits that it will not become a successor in interest to any of Avigen’s material agreements as, following closing of the Merger, Avigen will be a wholly owned subsidiary of MediciNova.

Risks Related to the Convertible Notes and MediciNova Common Stock, page 26

“Fluctuations in the price of MediciNova common stock may deter...” page 27

20.	Please state the date of MediciNova’s initial public offering. Similarly revise the risk factor on page 51 entitled “MediciNova’s stock price may be volatile, and you may not be able to resell its shares at a profit or at all.”

Response:

MediciNova’s initial public offering in the United States closed on December 7, 2006. MediciNova has revised the risk factors on pages 29 and 54 of Amendment No. 1 accordingly.

Risks Related to MediciNova’s Business and Industry, page 30

“Negative conditions in the global credit markets...” page 34

21.	Please state the approximate percentage of the company’s overall investment portfolio its auction rate securities comprise.

Response:

MediciNova has revised the risk factor on page 36 of Amendment No. 1 to reflect the percentage of its overall investment portfolio its auction rate securities comprise.

United States Securities and Exchange Commission October 23, 2009 Page 8

“MediciNova is dependent on its management team...” page 43

22.	Please state whether the company maintains employment contracts with its key personnel and disclose the term and termination provisions of the same if applicable.

Response:

MediciNova has revised the risk factor on page 46 of Amendment No. 1 to note that its executive officers are party to employment contracts and to disclose term and termination provisions of the same.

23.	To the extent that the company has experienced difficulties attracting and retaining key personnel, please revise to discuss these difficulties. Also, disclose whether any key personnel have plans to retire or leave employment in the near future.

Response:

MediciNova has revised the risk factor on page 46 of Amendment No. 1 to note that it has not experienced difficulties attracting and retaining key personnel and that it is not aware of any plans of its key personnel to retire or leave employment in the near future.

24.	Please identify the key employees who cultivated the important relationships with pharmaceutical companies referenced in this risk factor.

Response:

MediciNova has revised the risk factor on page 46 of Amendment No. 1 to note that Dr. Iwaki, MediciNova’s President and Chief Executive Officer, has cultivated its relationships with pharmaceutical companies.

The Merger, page 67

Background of the Merger, page 67

25.	In your discussion of the formation of the AV411 Special Committee, please identify the board members that Avigen and MediciNova had in common.

Response:

The disclosure on page 69 of Amendment No. 1 has been revised to note that John K.A. Prendergast is the only board member that Avigen and MediciNova had in common at the time of formation of the AV411 Special Committee.

United States Securities and Exchange Commission October 23, 2009 Page 9

26.	Please specifically identify by name all of the Avigen directors comprising the AV411 Special Committee at its formation, through and after May 2008.

Response:

Page 69 of Amendment No. 1 has been revised to name all of Avigen’s directors comprising the AV411 Special Committee through and after May 2008.

27.	Please expand your description of the meetings that took place between Avigen and MediciNova officials during the period of May 2007 to July 2008 or clarify why a more fulsome discussion of the meetings between the parties during this time period is not material.

Response:

MediciNova has revised the disclosure on page 69 of Amendment No. 1 to reflect that no substantive meetings took place between Avigen and MediciNova officials during the period from May 2007 to July 2008.

28.	Please expand your discussion of the Avigen’s and ProPharma’s ongoing review and assessment of opportunities for licensing partnerships or an asset sale of AV411. For example, in evaluating strategic transactions, if you were looking for companies of a particular size or with specific attributes, please include this information in the discussion. In addition, with respect to the six companies identified by ProPharma that engaged in extensive due diligence and meetings with Avigen management, please provide additional information about the parties’ negotiations and, to the extent you are aware of them, include reasons the discussions did not result in any business transactions.

Response:

The disclosure on pages 69 to 70 of Amendment No. 1 has been revised to expand the discussion of the ongoing review and assessment by Avigen and ProPharma Partners Inc. of opportunities for licensing partnerships or an asset sale of AV411, including details regarding negotiations with the six companies that engaged in extensive due diligence and meetings with Avigen management.

United States Securities and Exchange Commission October 23, 2009 Page 10

29.	Please provide us supplementally with copies of any non-public information — documents, financial forecasts, projections and presentations — used by Avigen to evaluate the strategic alternatives referenced, including any materials provided by BVF in the October 30, 2008 meeting with the Avigen board and any materials provided by RBC and Pacific Growth in the December 9, 2008 meeting. We may have additional comments.

Response:

The Supplemental Information provided by Cooley Godward Kronish LLP includes the aforementioned materials provided to Avigen by RBC Capital Markets Corporation (“RBC”) and Pacific Growth Equities, LLC (“Pacific Growth”), which materials were used by Avigen’s board of directors to evaluate strategic alternatives, including presentations provided by each of RBC and Pacific Growth at the December 9, 2008 meeting of Avigen’s board of directors. Avigen supplementally advises the Staff that affiliates of Biotechnology Value Fund (“BVF”) did not provide any written materials in the October 30, 2008 meeting with Avigen’s board of directors.

30.	Of the two companies that were identified by Pacific Growth and which engaged in extensive due diligence and meetings with Avigen management between January 2009 and April 2009, please provide additional information about the parties’ negotiations and, to the extent you are aware of them, include reasons the discussions did not result in any business transactions.

Response:

Page 72 of Amendment No. 1 has been revised to include additional information regarding the companies identified by Pacific Growth and which engaged in extensive due diligence and meetings with Avigen management between January 2009 and April 2009.

31.	Please provide more detail regarding the written proposal in February 2009 for an acquisition of Avigen referenced on page 69, including the proposed terms and the Avigen board’s evaluation of those terms.

Response:

Page 72 of Amendment No. 1 has been revised to provide additional information regarding the proposed terms of the written proposal received by Avigen in February 2009.

32.	With respect to the Avigen board meetings with RBC on January 20, 2009, January 23, 2009, February 26, 2009 and March 17, 2009, please summarize any financial analyses presented by RBC to the board, RBC’s updates of the process of evaluating Avigen’s strategic alternatives and RBC’s assessment of the merits of any pending proposals, as applicable.

Response:

Pages 73 to 74 of Amendment No. 1 have been revised to summarize the financial analyses presented by RBC to Avigen’s board of directors, RBC’s updates of the process of evaluating Avigen’s strategic alternatives and RBC’s assessment of the merits of any pending proposals, each as presented at the above-captioned meetings of Avigen’s board of directors.

United States Securities and Exchange Commission October 23, 2009 Page 11

33.	Please state the basis for the company’s recommendation following the February 6, 2009 board meeting, referenced on page 71, that Avigen stockholders not tender their shares in connection with BVF’s tender offer. If the merger proposals then under consideration by the board were superior to the tender offer, please explain.

Response:

Page 73 of Amendment No. 1 has been revised to include the basis for Avigen’s recommendation following the February 6, 2009 meeting of its board of directors that its stockholders not tender their shares in connection with BVF’s tender offer.

34.	Please expand the disclosure on page 71 of the March 17, 2009 meeting to explain why MediciNova’s proposal was considered inadequate from a financial point of view. Also provide more details regarding the party with which the board directed management to begin negotiating a definitive agreement, including the terms of that party’s proposal. Also, identify the size and relevant attributes of that party and the three other parties the board instructed management to continue discussions with.

Response:

The disclosure on page 74 of Amendment No. 1 has been expanded to explain why the MediciNova proposal evaluated at the March 17, 2009 meeting of Avigen’s board of directors was considered inadequate from a financial point of view. Page 74 of Amendment No. 1 also has been revised to provide additional information regarding the four other parties with whom Avigen’s board of directors directed management to continue discussions.

35.	Please describe in greater detail the substance of the discussions held by Avigen’s board on March 20, 2009, particularly with respect to any analysis presented or conclusions that were drawn regarding BVF’s increased tender offer price and the March 18, 2009 meeting with MediciNova.

Response:

The disclosure on pages 74 to 75 of Amendment No. 1 has been revised to provide additional detail regarding the substance of the discussions held at the March 20, 2009 meeting of Avigen’s board of directors.

United States Securities and Exchange Commission October 23, 2009 Page 12

36.	We note your disclosure that on March 26, 2009 Avigen announced it had discontinued strategic merger discussions in order to develop a plan of liquidation, but on the same day MediciNova contacted Avigen and sent a revised merger proposal. Please clarify whether there were further discussions after Avigen’s announcement on March 26, 2009 with any of the other parties with whom Avigen was negotiating at the time of, or before, the announcement.

Response:

The disclosure on page 75 of Amendment No. 1 has been revised to clarify that, except as set forth in Amendment No. 1, Avigen did not engage in further discussions with any of the parties with whom it was negotiating at the time of the March 26, 2009 announcement (other than MediciNova).

37.	Please disclose the substance of the updated feedback that RBC provided to MediciNova from the meeting of Avigen’s AV411 Special Committee on July 21, 2009.

Response:

Additional detail regarding the substance of the updated feedback provided by RBC to MediciNova following the July 21, 2009 meeting of Avigen’s AV411 Special Committee has been included on page 77 of Amendment No. 1.

38.	Please disclose whether, at any of the meetings described, the potential adverse effects of a combination between Avigen and MediciNova were discussed. If so, please disclose the nature of those discussions. If not, please disclose why not and disclose when discussions regarding potential adverse effects took place.

Response:

Pages 74 to 78 of Amendment No. 1 has been revised to describe discussions of Avigen’s board of directors regarding the potential adverse effects of a transaction with MediciNova.

United States Securities and Exchange Commission October 23, 2009 Page 13

MediciNova’s Reasons for the Merger, page 75

39.	Please reorganize this section, in a manner similar to the section entitled Avigen’s Reasons for the Merger, to identify the factors that weighed in favor of the merger as well as the countervailing factors and risks considered by MediciNova.

Response:

As requested, MediciNova has revised the presentation of the disclosure on page 79 of Amendment No. 1 to identify both the factors weighing for the Merger as well as the countervailing factors and risks considered by its board of directors.

Avigen’s Reasons for the Merger, page 76

40.	With respect to the factors that Avigen’s board believed supported the decision to approve the merger with MediciNova, many of the reasons listed are conclusory. Please revise these bullets as necessary to make clear how each particular factor weighed in favor of the transaction. For example, it is not sufficient to list Avigen’s efforts to solicit indications of interest from third parties without providing the added context explaining that these efforts proved unsatisfactory, and the reasons why.

Response:

The disclosures on pages 81 to 82 of Amendment No. 1 have been revised to eliminate conclusory statements regarding the factors that Avigen’s board of directors believe supported the decision to approve the Merger.

41.	The list of uncertainties and risks considered by the Avigen board must include all material considerations, yet the preface to the list on page 77 and the last bullet of the list, which talk about a “variety of risks” and “various other applicable risks,” suggest there may be other risks associated with the combined company and the merger transaction that you have neglected to include here. Please revise to include all such material risks that were considered by the board or, alternatively, make clear that the disclosure of the material risks on pages 77-78 is an exhaustive list.

Response:

Page 82 of Amendment No. 1 has been revised to note that the description of uncertainties and risks considered by Avigen includes all material considerations.

Opinion of Ladenburg Thalmann & Co. Inc. - Financial Advisor to MediciNova, page 79

42.	Please supplementally provide us with copies of any materials prepared by Ladenburg Thalmann in connection with its fairness opinion, including, among other things, any “board books,” draft of fairness opinions provided to the board of directors, and any summaries of presentations made to the board of directors. We may have further comments on your disclosure once we have had the opportunity to review these materials.

Response:

The Supplemental Information includes the board book prepared by Ladenburg Thalmann & Co. Inc. (“Ladenburg”) in connection with the August 20, 2009 meeting of MediciNova’s board of directors. No other written materials were provided to the board of directors by Ladenburg.

United States Securities and Exchange Commission October 23, 2009 Page 14

43.	Please disclose that Ladenburg Thalmann has consented to use of its opinion in your filing and please provide such consent as an exhibit to your filing.

Response:

MediciNova has revised page 84 of Amendment No. 1 to note that Ladenburg has consented to use of its opinion in the Registration Statement, and such consent has been included as Exhibit 99.3 to the Registration Statement.

44.	Please disclose the 14 partnering transactions involving neurology compounds to treat pain that Ladenburg analyzed.

Response:

MediciNova has revised the disclosure on page 88 of Amendment No. 1 to name the 14 partnering transactions analyzed by Ladenburg.

45.	Please disclose the fees Ladenburg Thalmann will receive in connection with its fairness opinion and the merger transaction.

Response:

MediciNova has revised the disclosure on page 89 of Amendment No. 1 to disclose the fees payable to Ladenburg.

Opinion of RBC Capital Markets Corporation. - Financial Advisor to Avigen, page 84

46.	Please supplementally provide us with copies of any materials prepared by RBC in connection with its fairness opinion, including, among other things, any “board books,” draft of fairness opinions provided to the board of directors, and any summaries of presentations made to the board of directors. We may have further comments on your disclosure once we have had the opportunity to review these materials.

Response:

The Supplemental Information includes the aforementioned materials prepared by RBC.

United States Securities and Exchange Commission October 23, 2009 Page 15

47.	Please disclose that RBC has consented to use of its opinion in your filing.

Response:

Page 90 of Amendment No. 1 has been revised to note that RBC has consented to use of its opinion in the Registration Statement, and such consent has been included as Exhibit 99.4 to the Registration Statement.

48.	We note the statement in RBC’s fairness opinion, attached to your filing as Annex G, that its opinion is provided “solely” for the information and assistance of the board. This limitation in RBC’s fairness opinion should be deleted as it is inconsistent with the disclosure in the filing. Alternatively, disclose the basis for RBC’s belief that shareholders cannot rely upon the opinion to support any claims against RBC arising under applicable state law. Describe any applicable state-law authority regarding the availability of such a potential defense. In the absence of applicable state-law authority, disclose that the availability of such a defense will be resolved by a court of competent jurisdiction. Also disclose that resolution of the question of availability of such a defense will have no effect on the rights and responsibilities of the board of directors under applicable state law. Further disclose that the availability of such a state-law defense to RBC would have no effect on the rights and responsibilities of either RBC or the board under the federal securities laws.

Response:

MediciNova and Avigen respectfully acknowledge the Staff’s comment. Avigen engaged RBC to prepare and deliver to its board of directors its opinion as to the fairness, from a financial point of view, to the stockholders of Avigen of the consideration payable to them in the Merger. RBC accordingly prepared, addressed and delivered the opinion to Avigen’s board of directors pursuant to the terms of its engagement by Avigen, and not to the stockholders of Avigen. RBC’s opinion was only one of many factors considered by Avigen’s board of directors in connection with its approval of the Merger. In addition to other customary limitations and assumptions RBC included in its opinion, RBC stated in its opinion that the opinion was provided solely for the information and assistance of Avigen’s board of directors. RBC believes that the stockholders of Avigen and other parties may take into consideration the recommendations of Avigen’s board of directors regarding the Merger, but should not rely directly on RBC’s opinion in isolation. RBC was not engaged by any stockholder of Avigen to render any opinion, advice or analysis related to the Merger, and RBC had no contractual obligation or duty to any stockholder of Avigen related to the Merger.

United States Securities and Exchange Commission October 23, 2009 Page 16

MediciNova and Avigen respectfully submit that recent court decisions confirm RBC’s belief that the stockholders of Avigen are not entitled to rely on RBC’s opinion. In Edward T. Joyce, et al. v. Morgan Stanley & Co., Inc., 538 F.3d 797 (7th Cir. 2008), the United States Court of Appeals for the Seventh Circuit affirmed the dismissal of a stockholder suit against Morgan Stanley & Co., Inc. (“MS”) regarding a fairness opinion MS issued to 21st Century Telecom Group, Inc. (“21st Century”) in connection with its merger with RCN Corporation. The plaintiff stockholders claimed that MS owed them a duty and that deficiencies in MS’s fairness opinion resulted in a breach of that duty; the 7th Circuit disagreed. In arriving at its decision, the 7th Circuit focused on the following factors: (i) the plaintiff stockholders did not have a contractual relationship with MS; (ii) the plaintiff stockholders were not a party to the engagement agreement between MS and 21st Century pursuant to which MS agreed to prepare and deliver to 21st Century’s board of directors its fairness opinion, nor were they third-party beneficiaries of such engagement; and (iii) as a result of (i) and (ii), MS only had a duty to 21st Century itself and not to the stockholders of 21st Century. Similarly, the Circuit Court of Cook County, Illinois recently entered an order on January 13, 2009 that is similarly relevant and instructive on the topic that financial advisors who issue fairness opinions to a company itself have no duty to the stockholders of that company (see Ron Young v. Goldman Sachs & Co., No. 08 CH 28542).

MediciNova and Avigen respectfully believe that the disclosure as to RBC’s opinion is consistent with the other disclosures contained in the Registration Statement, including but not limited to, making no recommendation to the stockholders of Avigen as to how they should vote with respect to the Merger, not addressing the merits of the underlying decision of Avigen’s board of directors to engage in the Merger, urging that the opinion should only be read and considered in its entirety, and which opinion is only a factor among many to be considered by Avigen’s board of directors in connection with whether or not to approve the Merger.

Certain Terms of the Merger Agreement and the CPR Agreement, page 93

Second Payment Consideration, page 94

49.	Please disclose how royalties are determined under Avigen’s agreement with Advanced Cell Technology, Inc.

Response:

Page 101 of Amendment No. 1 has been revised to include disclosure regarding how royalties are determined under Avigen’s agreement with Advanced Cell Technology, Inc.

Warrants, page 95

50.	Please disclose the identity of the holder of the warrant for 15,000 shares of Avigen common stock in this section and on page 106 under the caption “Issuance of CPRs.”

Response:

MediciNova has revised the disclosure on pages 9 and 101 of Amendment No. 1 to reflect that University License Equity Holdings, Inc., an affiliate of the University of Colorado, is the holder of the warrant for 15,000 shares of Avigen common stock.

United States Securities and Exchange Commission October 23, 2009 Page 17

Contingent Payment Rights, page 106

CPR Agreement, page 106

51.	Please advise us whether, if there are material changes made to the CPR Agreement, you would recirculate your proxy statement. We may have further comments based on your response.

Response:

MediciNova and Avigen have not amended the CPR Agreement since the time of signing of the Merger Agreement and have no current plans to amend the CPR Agreement. To the extent that MediciNova and Avigen make a material change to the CPR Agreement prior to initial circulation of the joint proxy statement/prospectus, it would be their intention to recirculate the document.

MediciNova’s Business, page 112

52.	In this section, you refer to statistics regarding your industry, target markets or product candidates. For example, see the following statements:

•	Visits to emergency departments for asthma increased from approximately 1.5 million in 1992 to approximately 1.7 million in 2006 (page 115);

•	According to sales data included in the most recent annual reports of the leading MS drug companies, worldwide sales of drugs to treat MS exceeded $8.0 billion in 2008 (page 118);

•	According to the most recent annual reports of the leading asthma drug companies, worldwide sales of asthma therapeutics increased to over $17.0 billion in 2008 (page 118);

•	Worldwide sales of inhaled corticosteroids were over $2.6 billion in 2008. Combination products....added an additional $8.6 billion in sales in 2008 (page 120); and

•	One out of every three Americans has CVD (page 126).

Please revise the prospectus to disclose your source(s) of these and other similar statistics to the extent you have not already done so

Response:

MediciNova has revised its disclosure in Amendment No. 1 to disclose the sources of all statistics presented regarding its industry, target markets and product candidates.

United States Securities and Exchange Commission October 23, 2009 Page 18

Intellectual Property and License Agreements, page 127

53.	Please disclose whether you are aware of any third-party infringement of the patents you hold or license. Also disclose any material claims by third parties of infringement by you of such parties intellectual property rights.

Response:

MediciNova has revised the disclosure on page 134 to note that it is not aware of any third-party infringement of the patents it owns or licenses and that there are no material claims by third parties of infringement on such parties’ intellectual property rights.

54.	We note that the confidential treatment applications were filed with respect to the license agreements described in this section. To the extent feasible and consistent with any grant of confidential treatment, please disclose with respect to royalty payments, the potential range of royalty payments (for example, “low-teens” or “high-teens”) and the length of time you would be required to continue making those royalty payments.

Response:

MediciNova respectfully submits that its existing disclosures regarding pages 133 to 140 of Amendment No. 1 include all material information regarding royalty payments that is feasible and consistent with the Staff’s prior grants of confidential treatment for certain portions of MediciNova’s license agreements.

Avigen’s Business, page 141

55.	Please state the aggregate potential milestone payments, sublicensing fees and royalty payments Avigen may receive pursuant to the agreement with Genzyme.

Response:

Page 148 of Amendment No.1 has been revised to state the aggregate potential milestone payments, sublicensing fees and royalty payments that Avigen may receive pursuant to its assignment agreement with Genzyme Corporation.

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Patents and Intellectual Property, page 145

56.	Please disclose whether Avigen is aware of any third-party infringement of the patents it holds or licenses. Also disclose any material claims by third parties of infringement by Avigen of such parties intellectual property rights.

Response:

Page 151 of Amendment No. 1 has been revised to disclose that Avigen is not aware of any third-party infringement of the patents it holds or licenses and that there are no material claims by third parties of infringement on such parties’ intellectual property rights.

MediciNova Management, page 182

57.	Please state the month and year through which Ms. Morris held her position as President and Chief Executive Officer of Affymax, Inc.

Response:

Ms. Morris continues to hold the positions of President and Chief Executive Officer of Affymax, Inc. MediciNova has amended the disclosure on page 190 of Amendment No. 1 to reflect her continued service.

Compensation Discussion and Analysis, page 188

Use of Compensation Consultants, page 189

58.	Please disclose the twelve biotechnology companies comprising MediciNova’s peer group.

Response:

MediciNova has included the names of the 12 biotechnology companies comprising its peer group on page 195 of Amendment No. 1.

Executive Officer Bonuses, page 190

59.	Please disclose the specific individual goals for each executive officer.

Response:

As of December 31, 2008, MediciNova had a public float of less than $75 million as of the last business day of its then most recently completed fiscal quarter (June 30, 2008) and therefore qualified as a small reporting company under Item 10 of Regulation S-K. In addition, based on

United States Securities and Exchange Commission October 23, 2009 Page 20

its public float as of June 30, 2009, MediciNova will again qualify as a smaller reporting company as of December 31, 2009. Accordingly, MediciNova is required to provide compensation disclosures under paragraphs (m) through (r) of Item 402 of Regulation S-K rather than paragraphs (a) through (l). Notably, as a smaller reporting company, MediciNova is not required to provide the “Compensation Discussion and Analysis” disclosures under Item 402(b) of Regulation S-K, which disclosures would be required to include the individual goals of each executive officer. MediciNova retained the structure of its compensation disclosure filed prior to its qualification as a smaller reporting company in both its proxy statement filed with the Commission on April 29, 2009 and in the Registration Statement to provide investors with enhanced details of the Company’s compensation practices. MediciNova respectfully submits, however, that these disclosures satisfy the requirements of paragraphs (m) through (r) of Item 402 of Regulation S-K.

MediciNova Security Ownership of Certain Beneficial Owners and Management, page 200

60.	Please update the security ownership table to be as of the most recent practicable date. Revise the Avigen beneficial ownership table similarly.

Response:

MediciNova and Avigen have updated their respective security ownership tables on pages 206 to 209 of Amendment No. 1 to reflect data as of October 19, 2009.

Market Prices and Dividends on Common Stock and Related Stockholder Matters, page 204

61.	Please update the stock prices to include the prices the day prior to the announcement of the merger as well as the prices as of the latest practicable date.

Response:

MediciNova and Avigen have updated the stock prices on pages 210 and 212, respectively, of Amendment No. 1 to include both the prices of their respective common stock on the day prior to the announcement of the Merger and prices as of October 19, 2009.

Certain U.S. Federal Income Tax Consequences of the Merger, page 207

62.	Please revise the heading of this section to read “Material U.S. Federal Income Tax Consequences of the Merger.” Please also see our comment 5 above regarding the required tax opinion and consent.

Response:

MediciNova has revised the heading on page 213 of Amendment No. 1 to state “Material U.S. Federal Income Tax Consequences of the Merger.”

* * * * * * * * * *

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If you have any questions, please feel free to contact the undersigned by telephone at 220.261.3440 (or by facsimile at 212.261.3015) or William J. Tuttle, Esq. at 202.261.3352 (or by facsimile at 202.261.3009). Thank you for your cooperation and attention to this matter.

Very truly yours,

/s/ David E. Schulman

/s/ William J. Tuttle

David E. Schulman and William J. Tuttle

Enclosures

cc:	Shintaro Asako, MediciNova, Inc.

Andrew Sauter, Avigen, Inc.

Brett White, Cooley Godward Kronish LLP